Annual Fund Operating Expenses	Feb. 01, 2026
Alpha Architect US Equity ETF | Alpha Architect US Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.09%	[1]
Alpha Architect US Equity 2 ETF | Alpha Architect US Equity 2 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%	[2]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.09%	[2]
Alpha Architect US Equity 3 ETF S000097630 | Alpha Architect US Equity 3 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.09%	[4]
Alpha Architect US Equity 4 ETF | Alpha Architect US Equity 4 ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.09%	[6]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Expenses (as a percentage of Assets)	0.09%	[6]

[1]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%. The Management Fee has been restated to reflect current fees.
[2]	[1]The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%. The Management Fee has been restated to reflect current fees.
[3]	Other Expenses are estimated for the current fiscal year.
[4]	[1]The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%. The Management Fee has been restated to reflect current fees.
[5]	[2]Other Expenses are estimated for the current fiscal year.
[6]	[1]The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.0945%. The Management Fee has been restated to reflect current fees.
[7]	[2]Other Expenses are estimated for the current fiscal year.